Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Remaining Contractual Term Years	3 years	3 years 11 days
Two Thousand Twenty Three Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding	1,071,719
Weighted Average Exercise Price, Outstanding	$ 5.51
Weighted Average Remaining Contractual Term Years	8 years 11 months 12 days	8 years 10 months 6 days
Aggregate Intrinsic Value
Granted		1,071,719,000
Weighted Average Exercise Price, Granted		$ 5.51
Cancelled/forfeited	65,000,000
Weighted Average Exercise Price, Cancelled/Forfeited	$ 5.51
Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Outstanding	1,006,719	1,071,719
Weighted Average Exercise Price, Outstanding	$ 5.51	$ 5.51
Aggregate Intrinsic Value
Exercisable	52,500,000	17,500,000
Weighted Average Exercise Price, Exercisable	$ 5.51	$ 5.51
Weighted Average Remaining Contractual Term Years	5 years 2 months 23 days	5 years 8 months 19 days
Aggregate Intrinsic Value
Number of Options	954,219,000	1,054,219,000
Weighted Average Exercise Price	$ 5.51	$ 5.51
Weighted Average Remaining Contractual Term (years)	9 years 1 month 24 days	9 years 6 months 7 days
Aggregate Intrinsic Value (in thousands)
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm]		8 years 10 months 6 days